Overview and Basis of Presentation - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions			3 Months Ended		12 Months Ended
	Mar. 28, 2017	Oct. 01, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Distribution of common shares during spinoff			26.2		26.2
Percentage of distribution of common shares during spinoff			80.75%		80.75%
Description of distribution of common shares during spinoff			Holders of RRD common stock received one share of Donnelley Financial common stock for every eight shares of RRD common stock held on September 23, 2016.		Holders of RRD common stock received one share of Donnelley Financial common stock for every eight shares of RRD common stock held on September 23, 2016.
Net Sales			$ 267.3	$ 240.1	$ 983.5	$ 1,049.5	$ 1,080.1
Transition Services Agreements
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Intercompany agreements, description			In connection with the Separation, the Company entered into transition services agreements separately with RRD and LSC, under which, in exchange for the fees specified in the arrangements, RRD and LSC agree to provide certain services to the Company and the Company agrees to provide certain services to RRD, respectively, for up to 24 months following the Separation. These services include, but are not limited to, information technology, accounts receivable, accounts payable, payroll and other financial and administrative services and functions. These agreements facilitate the separation by allowing the Company to operate independently prior to establishing stand-alone back office systems across its organization.		In connection with the Separation, the Company entered into transition services agreements separately with RRD and LSC, under which, in exchange for the fees specified in the arrangements, RRD and LSC agree to provide certain services to the Company and the Company agrees to provide certain services to RRD, respectively, for up to 24 months following the Separation. These services include, but are not limited to, information technology, accounts receivable, accounts payable, payroll and other financial and administrative services and functions. These agreements facilitate the separation by allowing the Company to operate independently prior to establishing stand-alone back office systems across its organization.
Term of agreement			24 months		24 months
Commercial and Other Arrangements
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Intercompany agreements, description			The Company entered into a number of commercial and other arrangements with RRD and its subsidiaries. These include, among other things, arrangements for the provision of services, including global outsourcing and logistics services, printing and binding, digital printing, composition and access to technology. The Company also entered into a number of commercial and other arrangements with LSC and its subsidiaries, pursuant to which LSC will print and bind products for the Company. The terms of the arrangements with RRD and LSC do not exceed 24 months. Subsequent to the Separation, RRD and LSC are clients of the Company and expect to utilize financial communication software and services that the Company provides to all of its clients.		The Company entered into a number of commercial and other arrangements with RRD and its subsidiaries. These include, among other things, arrangements for the provision of services, including global outsourcing and logistics services, printing and binding, digital printing, composition, premedia and access to technology. The Company also entered into a number of commercial and other arrangements with LSC and its subsidiaries, pursuant to which LSC will print and bind products for the Company. The terms of the arrangements with RRD and LSC do not exceed 24 months. Subsequent to the Separation, RRD and LSC are clients of the Company and expect to utilize financial communication software and services that the Company provides to all of its clients.
Term of agreement			24 months		24 months
R.R. Donnelley & Sons Company
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Distribution of common shares during spinoff		26.2
Number of common stock retained		6.2
Ownership percentage		19.25%
Net pension plan liabilities		$ 68.3
Total benefit plan liability		317.0
Plan assets, fair market value		248.7
Net other postretirement benefit liability		$ 1.5
Net Sales			$ 4.0	1.4	$ 19.4	7.8	8.0
R.R. Donnelley Affiliates
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cost of sales to RRD and affiliates			$ 28.7	$ 31.6	$ 95.7	$ 108.7	$ 115.8
Underwritten Public Offering [Member] | R.R. Donnelley & Sons Company
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of common stock sold	6.2